Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Impairment loss property held for sale	¥ 13,005	¥ 13,385	¥ 4,667
Impairment loss on property plant equipment	875	16,347	3,460
Impairment losses on intangible assets			8,808
Other non-current assets			88,620
Impairment losses	¥ 28,378
Convenience rate (in Yuan Renminbi per share) | ¥ / shares	¥ 6.8972
Estimation of allowance	¥ 22,281	26,158
Doubtful accounts receivable	¥ 773	¥ 6,925	¥ 8,044
Reporting units	1	3	3
Goodwill of impairment	¥ 43,011	¥ 1,504,525
Termination of leases	27,347	94,022	168,722
Contract liabilities	11,715	23,913
Deferred revenue	16,605	10,006	11,287
Other income	¥ 6,325	7,352	¥ 13,931
Uncertain income tax percentage	50.00%
Cash and cash equivalents	¥ 48,800	131,600
Short term borrowings
Total revenue percentage		12.30%
Accounts receivable percentage	10.00%	10.00%
Aggregate percentage	53.20%	14.10%
Number of suppliers	1
Total cost of revenue	10.00%	10.00%
Minimum [Member] | Equity Method Investments [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	20.00%
Maximum [Member] | Equity Method Investments [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	50.00%
Customer One [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	17.70%
Customers Two [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	14.00%